FAIR VALUE MEASUREMENTS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS

(20) Fair Value Measurements

Financial instruments which are measured at fair value, or for which a fair value is disclosed, are classified in the fair value hierarchy, as outlined below, on the basis of the observability of the inputs used in the fair value measurement:

Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 — Valuations based on quoted prices in active markets for similar assets or liabilities, quoted prices in non-active markets or for which all significant inputs, other than quoted prices, are observable either directly or indirectly, or for which unobservable inputs are corroborated by market data.

Level 3 — Valuations based on inputs that are unobservable and significant to overall fair value measurement.

As of June 30, 2022, the Company’s financial assets and liabilities recorded at fair value on a recurring basis consist of its derivative instrument — interest rate swap, warrants and Earnout Shares. The fair value of the Company’s interest rate swap has been calculated using a discounted cash flow analysis by taking the present value of the fixed and floating rate cash flows utilizing the appropriate forward LIBOR and/or SOFR curves and the counterparty’s credit risk, which was determined to be not material. The fair value of warrants are determined using a market price for the public warrants and a Black-Scholes model for the private warrants. The fair value of Earnout Shares is determined using Monte Carlo valuation method.

Presented below is a summary of the gross carrying value and fair value of the Company’s assets and liabilities measured at a fair value on a recurring basis:

		As of
	Fair Value	June 30,	December 31,
(in $ millions)	Hierarchy	2022	2021
Interest rate swaps	Level 2	$10	$—
Earnout Shares	Level 3	77	—
Public warrants	Level 1	28	—
Private warrants	Level 3	16	—

The fair value of each Earnout Share (both employee and non-employee) was estimated on the closing date of the Business Combination using the Monte Carlo Option Pricing Method. Inherent in the Monte Carlo Option Pricing Method are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimated the volatility of the Earnout Shares based on implied volatility from historical volatility of select peer companies’ common stock that matches the expected remaining life of the Earnout Shares. The risk-free interest rate was based on the U.S. Treasury zero-coupon yield curve for a maturity similar to the expected remaining life of the Earnout Shares. The expected life of the Earnout Shares was assumed to be equivalent to their remaining contractual term. The Company anticipated the dividend rate will remain at zero.

The following table presents the assumptions used for the initial measurement of the Earnout Shares on May 27, 2022 and to remeasure the fair value of outstanding non-employee earnout shares liabilities as of June 30, 2022:

	As of
	May 27,	June 30,
	2022	2022
Stock price ($)	$7.39	$6.31
Risk-free interest rate	2.81%	3.01%
Volatility	37.5%	40.0%
Expected term (years)	5.00	4.92
Expected dividends	0.0%	0.0%

Fair value ($) (per Earnout Share – Tranche 1)	$4.82	$3.72
Fair value ($) (per Earnout Share – Tranche 2)	$3.98	$3.04

The public warrants are valued using quoted market prices on the New York Stock Exchange under the ticker GBTG.WS and are included in Earnouts and warrants derivative liabilities on the consolidated balance sheets. As of May 27, 2022 and June 30, 2022, the price per public warrant was $1.33 and $1.05, respectively.

The fair value of private warrants was estimated on the closing date of the Business Combination using the Black-Scholes option pricing method. Inherent in the Black Scholes option pricing method are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimated the volatility of the private warrants based on implied volatility from historical volatility of select peer companies’ common stock that matches the expected remaining life of the private warrants. The risk-free interest rate was based on the U.S. Treasury zero-coupon yield curve for a maturity similar to the expected remaining life of the private warrants. The expected life of the private warrants was assumed to be equivalent to their remaining contractual term. The Company anticipated the dividend rate will remain at zero.

The following table presents the assumptions used for the initial measurement of the private warrants on May 27, 2022 and to remeasure the fair value as of June 30, 2022:

	As of
	May 27,	June 30,
	2022	2022
Stock price ($)	$7.39	$6.31
Exercise price ($)	$11.50	$11.50
Risk-free interest rate	2.70%	3.00%
Volatility	37.5%	40.0%
Expected term (years)	5.00	4.92
Expected dividends	0.00%	0.00%

Fair value ($) (per private warrant)	$1.68	$1.30

The following table presents changes in Level 3 financial liabilities measured at fair value for the period from the date of closing of the Business Combination, May 27, 2022 to June 30, 2022:

	Earnout Shares to	Private
	stockholders	warrants
As of date of Business Combination - May 27, 2022	$100	$21
Change in fair value	(23)	(5)
Balance as of June 30, 2022	$77	$16

The Company had no transfers between fair value levels during the three and six months ended June 30, 2022.

The Company does not measure its debt at fair value in its consolidated balance sheets. Where the fair value of the Company’s long-term debt is determined based on quoted prices for identical or similar debt instruments when traded as assets, it is categorized within Level 2 of the fair value hierarchy. Where quoted prices are not available, fair value is estimated using discounted cash flows and market-based expectation of interest rates, credit risks and contractual term of the debt instruments and is categorized within Level 3 of the fair value hierarchy.

The fair values of the Company’s outstanding senior secured term loans are as follows:

		As of		As of
	Fair	June 30, 2022		December 31, 2021
	Value	Carrying	Fair	Carrying	Fair
(in $ millions)	Hierarchy	amount (1)	value	amount (1)	value
Senior secured initial term loans	Level 2	$235	$219	$236	$233
Senior secured tranche B-3 term loans	Level 3	$986	$1,013	$787	$800
(1)	Outstanding principal amount of the relevant class of senior secured term loans less unamortized debt discount and debt issuance costs with respect to such loans.

The carrying amounts of cash and cash equivalents, accounts receivable, other current assets, accounts payable, and accrued expenses and other current liabilities approximate fair value due to the short-term maturities of these assets and liabilities.

Certain assets and liabilities, including long-lived assets, goodwill and other intangible assets, are measured at fair value on a non-recurring basis.

Apollo Strategic Growth Capital
FAIR VALUE MEASUREMENTS

NOTE 9 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820, “Fair Value Measurement,” for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The following table presents information about the Company’s assets and liabilities that are measured at fair value at March 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within liabilities on the condensed balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.

Description	Level	March 31, 2022	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$817,678,426	$817,356,537

Liabilities:
Warrant Liability – Private Placement Warrants	3	22,797,295	21,092,973
Warrant Liability – Public Warrants	1	37,300,990	34,850,560

Upon consummation of the Public Offering, the Company used a Monte Carlo simulation model to value the Public Warrants and a modified Black-Scholes model to value the Private Placement Warrants. At the initial measurement date, the Warrants were classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs.

As of both March 31, 2022 and December 31, 2021, the Public Warrants were valued using the publicly available price for the Warrant and are classified as Level 1 on the Fair Value Hierarchy. As of both March 31, 2022 and December 31, 2021, the Company used a modified Black-Scholes model to value the Private Placement Warrants. The Company relied upon the implied volatility of the Public Warrants and the closing share price at March 31, 2022 and December 31, 2021 to estimate the volatility for the Private Placement Warrants. Significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement. As of both March 31, 2022 and December 31, 2021, the Private Placement Warrants were classified within Level 3 of the Fair Value Hierarchy at the measurement dates due to the use of unobservable inputs.

There were no transfers into or out of Level III liabilities during the three months ended March 31, 2022 and 2021. The table below provides a summary of the changes in fair value of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended March 31, 2022:

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, December 31, 2021	$21,092,973
Change in fair value of derivative liabilities	1,704,322
Balance, March 31, 2022	$22,797,295

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended March 31, 2021:

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, December 31, 2020	$23,455,550
Change in fair value of derivative liabilities	(7,904,318)
Balance, March 31, 2021	$15,551,232

As of March 31, 2022 and December 31, 2021, the fair value of the derivative feature of the Private Placement Warrants was calculated using the following weighted average assumptions:

	March 31, 2022		December 31, 2021
Risk-free interest rate	2.42%		1.31%
Expected life of grants	5.25	years	5.5	years
Expected volatility of underlying shares	17.0%		18.0%
Dividends	0.0%		0.0%

As of March 31, 2022 and December 31, 2021, the derivative warrant liability was $60,098,285 and $55,943,533, respectively. In addition, for the three months ended March 31, 2022 and 2021, the Company recorded a loss of $(4,154,752) and gain of $24,785,058, respectively, on the change in fair value of the derivative warrant liabilities on the condensed statements of operations.

NOTE 9 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820, “Fair Value Measurement,” for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The following table presents information about the Company’s assets and liabilities that are measured at fair value at December 31, 2021, 2020 and 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within liabilities on the balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.

Description	Level	December 31, 2021	December 31, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$817,356,537	$816,985,533	$—

Liabilities:
Warrant Liability – Private Placement Warrants	3	21,092,973	23,455,550	—
Warrant Liability – Public Warrants	1	34,850,560	51,186,760	—

Upon consummation of the Public Offering, the Company used a Monte Carlo simulation model to value the Public Warrants and a modified Black-Scholes model to value the Private Placement Warrants. At the initial measurement date, the Warrants were classified within Level 3 of the fair value hierarchy at the measurement dates due to the use of unobservable inputs.

As of both December 31, 2021 and 2020, the Public Warrants were valued using the publicly available price for the Warrant and are classified as Level 1 on the Fair Value Hierarchy. As of both December 31, 2021 and 2020, the Company used a modified Black-Scholes model to value the Private Placement Warrants. The Company relied upon the implied volatility of the Public Warrants and the closing share price at December 31, 2020 to estimate the volatility for the Private Placement Warrants. Significant increases (decreases) in the expected volatility in isolation would result in a significantly higher (lower) fair value measurement. As of both December 31, 2021 and 2020, the Private Placement Warrants were classified within Level 3 of the Fair Value Hierarchy at the measurement dates due to the use of unobservable inputs.

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2021 and 2020:

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, December 31, 2019	$—
Derivative liabilities recorded on issuance of derivative warrants	57,753,222
Transfer to Level 1	(39,745,978)
Change in fair value of derivative liabilities	5,448,306
Balance, December 31, 2020	23,455,550
Change in fair value of derivative liabilities	(2,362,577)
Balance, December 31, 2021	$21,092,973

As of December 31, 2021 and 2020, the fair value of the derivative feature of the Private Placement Warrants was calculated using the following weighted average assumptions:

	December 31, 2021		December 31, 2020
Risk-free interest rate	1.31%		0.49%
Expected life of grants	5.5	years	5.9	years
Expected volatility of underlying shares	18.0%		10.0 - 30.0%
Dividends	0.0%		0%

As of December 31, 2021 and 2020, the derivative warrant liability was $55,943,533 and $74,642,310, respectively. In addition, for the years ended December 31, 2021 and 2020, the Company recorded a gain of $18,698,777 and loss of $(16,889,088), respectively, on the change in fair value of the derivative warrant liabilities on the statements of operations. During 2020, the Company charged $328,959 to additional paid in capital for the excess of proceeds received over fair value of Private Placement Warrant liabilities.